Transactions not involving cash (Tables)	12 Months Ended
Dec. 31, 2019
Transactions not involving cash
Summary of Non-cash Activities, Which Are Not Included in Statements of Cash Flow

During the years ended December 31, 2019, 2018 and 2017, the Company carried out the following non-cash activities, which are not reflected in the statement of cash flows:

	2019	2018	2017
Share issuance costs – unpaid	—	674	—
Tax benefit from tax deductible goodwill (Note 19d)	(46,314)	46,314	—
Investing - accounts payable to selling shareholders	—	—	58,003
Investing - derivative financial instruments (Note 2.2)	14,597	—	—
Business combinations - derivative financial instruments (Note 2.2)	38,924	—	—
Lease adoption (Note 2.5)	1,251	—	—
Forward contract - Nave (Note 4)	29,728	—	—
Retained payments from business combination (Note 4)	874,440	—	—
Acquisition from business combination (Note 4)	39,419